PRUDENTIAL’S GIBRALTAR FUND, INC.
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value
Long-Term Investments — 95.1%
Common Stocks
Aerospace & Defense — 0.6%
Boeing Co. (The)*	4,985	$962,055
Automobiles — 1.9%
Tesla, Inc.*	18,173	3,194,632
Biotechnology — 1.5%
Vertex Pharmaceuticals, Inc.*	6,073	2,538,575
Broadline Retail — 7.6%
Amazon.com, Inc.*	63,581	11,468,741
MercadoLibre, Inc. (Brazil)*	780	1,179,329
		12,648,070
Capital Markets — 1.3%
Goldman Sachs Group, Inc. (The)	2,084	870,466
Moody’s Corp.	3,413	1,341,411
		2,211,877
Consumer Staples Distribution & Retail — 5.2%
Costco Wholesale Corp.	11,826	8,664,082
Financial Services — 8.2%
Mastercard, Inc. (Class A Stock)	14,399	6,934,126
Visa, Inc. (Class A Stock)(a)	24,050	6,711,874
		13,646,000
Ground Transportation — 1.9%
Uber Technologies, Inc.*	41,996	3,233,272
Health Care Equipment & Supplies — 2.8%
Intuitive Surgical, Inc.*	11,892	4,745,978
Health Care Providers & Services — 0.9%
UnitedHealth Group, Inc.	2,935	1,451,945
Hotels, Restaurants & Leisure — 2.4%
Airbnb, Inc. (Class A Stock)*	13,160	2,170,874
Marriott International, Inc. (Class A Stock)	7,116	1,795,438
		3,966,312
Interactive Media & Services — 9.9%
Alphabet, Inc. (Class A Stock)*	21,907	3,306,423
Alphabet, Inc. (Class C Stock)*	34,204	5,207,901
Meta Platforms, Inc. (Class A Stock)	16,436	7,980,993
		16,495,317
IT Services — 1.5%
MongoDB, Inc.*(a)	3,417	1,225,473
Snowflake, Inc. (Class A Stock)*	7,951	1,284,881
		2,510,354
Pharmaceuticals — 8.5%
Eli Lilly & Co.	11,889	9,249,167
Novo Nordisk A/S (Denmark), ADR	38,923	4,997,713
		14,246,880
Semiconductors & Semiconductor Equipment — 11.3%
Advanced Micro Devices, Inc.*	35,004	6,317,872
ASML Holding NV (Netherlands)	583	565,784
Broadcom, Inc.	2,657	3,521,614
	Shares	Value
Common Stocks (continued)
Semiconductors & Semiconductor Equipment (cont’d.)
NVIDIA Corp.	9,324	$8,424,794
		18,830,064
Software — 15.0%
Adobe, Inc.*	14,663	7,398,950
Microsoft Corp.	30,448	12,810,082
Salesforce, Inc.	15,922	4,795,388
		25,004,420
Specialized REITs — 2.5%
American Tower Corp.	21,445	4,237,318
Specialty Retail — 3.1%
Home Depot, Inc. (The)	8,381	3,214,952
TJX Cos., Inc. (The)	19,356	1,963,085
		5,178,037
Technology Hardware, Storage & Peripherals — 4.0%
Apple, Inc.	38,976	6,683,605
Textiles, Apparel & Luxury Goods — 5.0%
Lululemon Athletica, Inc.*	8,938	3,491,630
LVMH Moet Hennessy Louis Vuitton SE (France), ADR	7,539	1,364,785
NIKE, Inc. (Class B Stock)	37,185	3,494,646
		8,351,061

Total Long-Term Investments (cost $52,973,178)		158,799,854
Short-Term Investments — 9.6%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(wb)	8,091,003	8,091,003
PGIM Institutional Money Market Fund (7-day effective yield 5.664%) (cost $7,888,216; includes $7,850,957 of cash collateral for securities on loan)(b)(wb)	7,902,386	7,898,435

Total Short-Term Investments (cost $15,979,219)		15,989,438

TOTAL INVESTMENTS—104.7% (cost $68,952,397)		174,789,292

Liabilities in excess of other assets — (4.7)%		(7,896,319)

Net Assets — 100.0%		$166,892,973

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
ADR	American Depositary Receipt
REITs	Real Estate Investment Trust

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PRUDENTIAL’S GIBRALTAR FUND, INC. (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $7,706,028; cash collateral of $7,850,957 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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